Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance		$ 965,360	$ 619,208
Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance		221,758
Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance		127,030
Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance		616,572
Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		32,347,033	25,954,531
Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		30,599,160	24,473,623
Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		711,005	450,049
Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		136,622	485,422
Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		97,848	73,407
Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		802,398	472,030
Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		28,022,638
Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		27,628,736
Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		393,902
Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		3,521,997
Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		2,970,424
Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		317,103
Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		136,622
Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		97,848
Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		802,398
Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		802,398
Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		31,381,673	25,335,323
Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		27,800,880
Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		3,394,967
Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		185,826
Retail [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	$ 7,477,488	3,686,934	3,448,164
Retail [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,600,458	1,093,601
Retail [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,317,516	917,070
Retail [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,559,514	1,676,263
Retail [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	99,623,749	109,917,812	86,102,794
Retail [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	90,509,626	102,251,974	77,585,443
Retail [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,420,875	3,432,010	4,686,395
Retail [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,523,320	1,137,401	1,109,964
Retail [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	788,871	490,172	511,715
Retail [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,381,057	2,606,255	2,209,277
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	82,343,496	93,010,615
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	80,123,131	90,744,245
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,220,365	2,266,370
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	13,899,196	14,300,942
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,386,495	11,507,729
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,200,510	1,165,640
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,523,320	1,137,401
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	788,871	490,172
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,381,057	2,606,255
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,381,057	2,606,255
Retail [member] | Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	92,146,261	106,230,878	82,654,630
Retail [member] | Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	79,743,038	91,917,014
Retail [member] | Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	11,581,680	13,383,872
Retail [member] | Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	821,543	929,992
Retail Like Portfolio [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,726,780	965,360		$ 619,208
Retail Like Portfolio [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,726,780	965,360
Retail Like Portfolio [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	266,947	221,758		57,285
Retail Like Portfolio [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	266,947
Retail Like Portfolio [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	280,127	127,030		189,219
Retail Like Portfolio [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	280,127
Retail Like Portfolio [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,179,706	616,572		372,704
Retail Like Portfolio [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,179,706
Retail Like Portfolio [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	36,096,570	32,347,033
Retail Like Portfolio [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	32,376,051	30,599,160
Retail Like Portfolio [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,324,667	711,005
Retail Like Portfolio [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	336,258	136,622
Retail Like Portfolio [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	261,908	97,848
Retail Like Portfolio [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,797,686	802,398
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	30,140,244
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	29,273,332
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	866,912
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,158,640
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,102,719
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	457,755
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	336,258
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	261,908
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,797,686
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,797,686
Retail Like Portfolio [member] | Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	34,369,790	31,381,673
Retail Like Portfolio [member] | Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	29,873,297
Retail Like Portfolio [member] | Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,878,513
Retail Like Portfolio [member] | Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	617,980
Wholesale [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,270,851	750,612	496,885
Wholesale [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	525,757	211,775
Wholesale [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	77,364	45,209
Wholesale [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	667,730	493,628
Wholesale [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	141,883,531	131,326,442	100,075,859
Wholesale [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,515,489	808,091	339,002
Wholesale [member] | Gross carrying amount [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	141,566,799	130,441,016	99,417,742
Wholesale [member] | Gross carrying amount [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		77,335	319,115
Credit Exposure	(2,198,757)	77,335
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	133,275,379	122,301,109
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	135,513,044	122,301,109
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	(2,237,665)
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,087,250	8,215,665
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,048,342	8,138,330
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		77,335
Credit Exposure	38,908
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,520,902	809,668
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,515,489	808,091
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,413	1,577
Wholesale [member] | Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	140,612,680	130,575,830	99,578,974
Wholesale [member] | Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	132,749,622	122,089,334
Wholesale [member] | Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,009,886	8,170,456
Wholesale [member] | Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,853,172	316,040
Naranja [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	5,307,297	3,877,715		4,160,322
Naranja [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	5,307,297	3,877,715	4,160,322
Naranja [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,376,585	904,291		775,611
Naranja [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,376,585	904,291
Naranja [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,842,615	1,270,258		1,566,226
Naranja [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,842,615	1,270,258
Naranja [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,088,097	1,703,166		$ 1,818,485
Naranja [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,088,097	1,703,166
Naranja [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	49,483,125	51,375,287	53,471,401
Naranja [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	39,535,878	43,394,982	45,435,532
Naranja [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,518,746	3,389,912	3,075,142
Naranja [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,701,948	1,128,408	1,121,215
Naranja [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	939,523	526,990	588,117
Naranja [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,787,030	2,934,995	3,251,395
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	39,083,960	41,039,891
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	36,512,083	39,229,241
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,571,877	1,810,650
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,612,135	7,400,401
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,023,795	4,165,741
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	946,869	1,579,262
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,701,948	1,128,408
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	939,523	526,990
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,787,030	2,934,995
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,787,030	2,934,995
Naranja [member] | Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	44,175,828	47,497,572	$ 49,311,079
Naranja [member] | Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	37,707,375	40,135,600
Naranja [member] | Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,769,520	6,130,143
Naranja [member] | Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 1,698,933	$ 1,231,829